LEASES (Details Narrative) - USD ($)								12 Months Ended
	Mar. 01, 2025	Sep. 19, 2024	Sep. 05, 2024	Sep. 01, 2024	Apr. 14, 2024	Jul. 24, 2023	May 02, 2023	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2023	Sep. 30, 2023	Mar. 31, 2024
Lessee, Lease, Description [Line Items]
Finace lease principal amount								$ 172,170	$ 172,170		$ 205,523	$ 205,523
New finance lease amount					$ 172,170				172,170
Lessee operating lease term of contract			3 years	3 years		21 months	2 years			2 years
New lease expiration	Feb. 28, 2026	Aug. 31, 2027	Aug. 31, 2027	Aug. 31, 2027						Sep. 30, 2025
Monthly lease payments	$ 81,600	$ 436	$ 18,040	$ 436				1,238,424	$ 1,222,565		$ 1,221,116
Monthly lease payments										$ 474
Operating lease expense								$ 571,357
Lease One [Member]
Lessee, Lease, Description [Line Items]
New lease expiration						Jun. 30, 2025	Jun. 30, 2025
Monthly lease payments						$ 436	$ 1,308
Lease Two [Member]
Lessee, Lease, Description [Line Items]
New lease expiration						Jun. 30, 2027	Jun. 30, 2027
Monthly lease payments						$ 449	$ 1,346